Summary of significant accounting policies (Details Narrative) $ in Thousands	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 26, 2022 USD ($)	Oct. 14, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Other Investments			$ 47,000	$ 0
Allowance for credit losses			0	2,990	$ 2,990	$ 2,990
Scrap value per light weight ton			340	340
Interest Costs Capitalized			19,457	6,537	966
Proceeds from Sale of Property, Plant, and Equipment			259,004	284,476	121,080
Payments to Acquire Property, Plant, and Equipment			182,898	433,777	217,032
Working capital balances			(249,875)	(782,334)	(5,766)
Amortization of deferred dry dock and special survey costs			43,321	28,917	16,143
Amortization of Debt Issuance Costs and Discounts			7,188	5,349	3,741
Impairment of Intangible Assets, Finite-Lived			$ 0
Description of distribution policy			As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash (as defined herein) with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors
Partners' Capital Account, Distributions			$ 6,160	6,163	4,615
Cost of Property Repairs and Maintenance			$ 224,080	$ 244,589	$ 83,147
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares			1,001	29,216	61,626
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life			25 years
Containerships [Member]
Property, Plant and Equipment [Line Items]
Useful life			30 years
Navios Ulysses [member]
Property, Plant and Equipment [Line Items]
Vessel year built		2007
Vessel type		Ultra-Handymax
Vessel capacity in DWT		55,728
Proceeds from Sale of Property, Plant, and Equipment		$ 13,965
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 835,000
Related Party Transaction, Description of Transaction	The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale.
Payments to Acquire Property, Plant, and Equipment	$ 370,638
Working capital balances	37,016
Payments to Acquire Businesses, Net of Cash Acquired	9,862
Assets, Fair Value Disclosure	$ 217,161
Navios Containers [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage					100.00%
First 15 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Date of delivery	July 29, 2022
Remaining 21 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Date of delivery	September 8, 2022
Favorable and Unfavorable Lease Terms [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input				0.1132
Time chartering and bareboat chartering [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income			$ 1,149,240	$ 1,064,642	$ 669,185
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			107,412	69,075	25,199
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income			50,161	74,344	17,982
Profit sharing [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income			$ 76	$ 2,467	$ 809
Upon NNA Merger [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Unversted restricted common units | shares			11,843
Shares conversion rate			0.1275
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys			30 months
Minimum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates			20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys			60 months
Maximum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates			50.00%